Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUES, NET	$ 1,274,897	$ 995,131	$ 4,443,036	$ 2,478,736
COST OF REVENUES	986,859	849,876	3,451,163	2,143,359
Gross profit	288,038	145,225	991,873	335,377
OPERATING EXPENSES
Selling, general and administrative expenses	1,273,961	939,336	4,148,337	3,383,879
Impairment of goodwill				1,337,287
Loss from operations	(985,923)	(794,081)	(3,156,464)	(4,385,789)
Other income / (expense)
Interest expense	(293,591)	(430,895)	(1,040,651)	(982,378)
Financing costs	(163,000)		(286,019)	(1,335,000)
Change in the fair value of derivative liability		(1,793,000)	(1,523,000)	549,714
Loss on extinguishment of debt	(150,174)	(546,810)	(1,306,563)	(1,056,732)
Gain on forgiveness of SBA PPP loan				212,648
Other income (expense)	131	3,224	(338)	(22,600)
Net Loss	$ (1,592,557)	$ (3,561,562)	$ (7,313,035)	$ (7,020,137)
NET LOSS PER COMMON SHARE:
Basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic and diluted	2,083,977,870	1,162,096,383	1,598,164,109	875,322,747